Consolidated Statement of Stockholders' Equity (USD $)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Jan. 02, 2010	$ 28,838	$ 9,126,141	$ (8,107,526)	$ 1,047,453
Beginning Balance, Shares at Jan. 02, 2010	28,838,216
Issuance of common stock, Shares	26,249,983
Issuance of common stock, Amount	26,250	3,460,376		3,486,626
Exercise of warrants, Shares	5,787,126
Exercise of warrants, Amount	5,787	1,185,962		1,191,749
Share-based compensation		1,262,071		1,262,071
Net loss			(2,051,676)	(2,051,676)
Ending Balance, Amount at Jan. 01, 2011	60,875	15,034,550	(10,159,202)	4,936,223
Ending Balance, Shares at Jan. 01, 2011	60,875,325
Exercise of warrants, Shares	12,021,423
Exercise of warrants, Amount	12,022	2,512,477		2,524,499
Share-based compensation		2,969,150		2,969,150
Exercise of stock options, Shares	43,248
Exercise of stock options, Amount	43	26,355		26,398
Net loss			(7,894,984)	(7,894,984)
Ending Balance, Amount at Dec. 31, 2011	$ 72,940	$ 20,542,532	$ (18,054,186)	$ 2,561,286
Ending Balance, Shares at Dec. 31, 2011	72,939,996